Taxation (Tables)	12 Months Ended
Dec. 31, 2021
Taxation [Abstract]
Schedule of components of income tax expense (Benefit)
The following table presents the composition of income tax expenses for the years ended December 31, 2019, 2020 and 2021:

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Current income tax expenses	2,432	2,929	15,611
Deferred tax benefit	—	—	(8,963)

Income tax expenses	2,432	2,929	6,648

Schedule of effective income tax rate reconciliation
The following table presents a reconciliation of the differences between the statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2019, 2020 and 2021:

	For the year ended December 31,
	2019		2020		2021
Statutory income tax rate	25%		25%		25%
Permanent differences	0%		3%		3%
Tax effect of preferential tax treatment and tax difference of statutory rate in other jurisdictions	(9%	)	(11%	)	(9%	)
Change in valuation allowance	(16%	)	(17%	)	(21%	)

Effective income tax rate	0%		0%		(2%	)

Schedule of deferred tax assets and liabilities
The following table presents the tax impact of significant temporary differences that give rise to the deferred tax assets as of December 31, 2020 and 2021:

	As of December 31,
	2020	2021
	RMB	RMB
Deferred tax assets
Net operating tax loss carry forwards	137,550	382,409
Advertising and promotion expenses in excess of deduction limit	315,708	334,697
Payroll and expense accrued	98,889	99,007
Others	2,085	3,612
Less: valuation allowance	(554,232)	(819,725)

Total deferred tax assets, net	—	—

Summary of valuation allowance
The following table sets forth the movement of the valuation allowances for deferred tax assets for the periods presented:

	For the year ended December 31,
	2020	2021
	RMB	RMB
Balance as of January 1	252,069	554,232
Change of valuation allowance	302,163	265,493

Balance as of December 31	554,232	819,725

Summary of operation loss carry forwards	As of December 31, 2021, certain entities of the Group had net operating tax loss carry forwards as follows:
RMB
Loss expiring in 2022	—
Loss expiring in 2023	139,448
Loss expiring in 2024	141,556
Loss expiring in 2025	188,518
Loss expiring in 2026	240,483
Loss expiring in 2027	112,069
Loss expiring in 2028	201,070
Loss expiring in 2029	230,257
Loss expiring in 2030 and thereafter	1,126,120

2,379,521